Annual Total Returns (Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares Institutional) (Vanguard Short-Term Inflation-Protected Securities, Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares)
12 Months Ended
Sep. 30, 2013
Vanguard Short-Term Inflation-Protected Securities | Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares
Annual Total Return
2013	(1.53%)